Derivatives (Details 2) (Undesignated Derivative Assets [Member])				12 Months Ended
	Dec. 31, 2012 EUR (€)	Dec. 31, 2012 Minimum [Member] USD ($)	Dec. 31, 2012 Maximum [Member] USD ($)	Dec. 31, 2012 Undesignated [Member] USD ($) Contract	Dec. 31, 2012 Undesignated [Member] Cross currency swap contracts [Member] USD ($) Contract
Undesignated derivative assets
Quantity				3	3
Maturity Dates					Apr. 08, 2013
Contracted Fixed Conversion Rate to U.S. Dollar	€ 1	$ 1.4299	$ 1.4769
Swap Contract Notional Amount				1,005,000	1,005,000
Fair Market Value of Derivative Asset				319,000	319,000
Credit Risk Adjustment
Adjusted Fair Market Value of Derivative Asset				319,000	319,000
Loss Recognized into Earnings				$ (756,000)	$ (756,000)